File No. 333-174510

As filed with the SEC on August 8, 2011

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

FEDERATED WORLD INVESTMENT SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This Amendment to the Registration Statement on Form N-14 of Federated World Investment Series, Inc. (the “Trust”), filed with the Commission on May 26, 2011 (Accession No. 0001193125-11-151203; 1933 Act Registration No. 333-174510) (the “Registration Statement”), is being filed solely to add Exhibits (4) and (12) to the Registration Statement. The Registration Statement’s prospectus and statement of additional information, the definitive versions of which were filed pursuant to Rule 497 under the Securities Act of 1933 on June 30, 2011 (Accession No. 0001193125-11-179010), are incorporated herein by reference.

PART C. OTHER INFORMATION.

Item 15 Indemnification:

Indemnification is provided to Directors and officers of the Registrant pursuant to the Registrant’s Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the “Act”).

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16 Exhibits

1.1	Conformed copy of Articles of Incorporation of the Registrant;	(1)
1.2	Amendment No. 5	(3)
1.3	Amendment No. 7 and 8	(10)
1.4	Amendment No. 9	(11)
1.5	Amendment No. 10 and 11	(12)
1.6	Amendment No. 12	(13)
1.7	Amendment No. 13 and 14	(15)
1.8	Amendments 15, 16, 17, and 18	(16)
1.9	Amendment 19 and 20	(18)
1.10	Amendment 21	(19)
1.11	Amendment 22 and 23	(24)
1.12	Amendment 24 and 25	(25)

1.13	Amendment 26 and 27	(26)
2.1	Copy of By-Laws of the Registrant;	(1)
2.2	Amendment No. 1, 2, and 3	(10)
2.3	Amendment No. 4	(15)
2.4	Amendment No. 5	(16)
2.5	Amendment No. 6	(17)
2.6	Amendment No. 7	(19)
2.7	Amendment No. 8	(20)
3	Not Applicable
4	Agreement and Plan of Reorganization dated July 22, 2011 between Federated World Investment Series, Inc. with respect to its Federated International Leaders Fund (Acquiring Fund) and Tributary Funds, Inc. with respect to its Tributary International Equity Fund (Acquired Fund)	(*)
5.1	Copy of Specimen Certificate of Shares of Beneficial Interest of the Registrant As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.
5.2	Copies of Specimen Certificates for Shares of Beneficial Interest of Federated World Utility Fund, Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund and Federated International Small Company Fund;	(4)
5.3	Copies of Specimen Certificates for Shares of Beneficial Interest of Federated International High Income Fund;	(4)
6.1	Conformed copy of Investment Advisory Contract of the Registrant through and including Exhibit F;	(3)
6.2	Conformed copy of Assignment of Investment Advisory Contract;	(3)
6.3	Conformed copy of Exhibit G to Investment Advisory Contract of the Registrant;	(4)
6.4	Conformed copy of Exhibit H to Investment Advisory Contract of the Registrant;	(6)
6.5	Conformed copy of Exhibit I to Investment Advisory Contract of the Registrant;	(8)
6.6	Conformed copy of Exhibit J and K to Investment Advisory Contract of the Registrant;	(9)
6.7	Conformed copy of Amendment to Investment Advisory Contract between Federated World Investment Series, Inc. and Federated Global Investment Management Corp.;	(15)
6.8	Conformed copy of Sub-Advisor Agreement for Federated Global Equity Fund;	(14)
6.9	Conformed copy of Assignment of Investment Advisory Contract for Federated International High Income Fund;	(16)
6.10	Amendment to Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp.;	(16)
7.1	Conformed copy of Distributor’s Contract of the Registrant through and including Exhibit S;	(3)
7.2	Conformed copy of Exhibits T, U and V to Distributor’s Contract of the Registrant;	(4)
7.3	Conformed copy of Exhibits W, X and Y to Distributor’s Contract of the Registrant;	(5)
7.4	Conformed Copy of Exhibits Z and AA to Distributor’s Contract of the Registrant;	(7)
7.5	Conformed copy of Exhibit BB and Exhibit CC to Distributor’s Contract of the Registrant;	(9)
7.6	Conformed copy of Distributor’s Contract of the Registrant (Class B Shares);	(9)
7.7	Conformed copy of Amendment to Distributor’s Contract of the Registrant (Class B Shares);	(15)

7.8	Copy of Schedule A to Distributor’s Contract (Class B Shares);	(11)
7.9	Amendment to Distributor’s Contracts between the Federated Funds and Federated Securities Corp.	(16)
7.10

The Registrant hereby incorporates the conformed copy of the Specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from

Item 23(e) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

7.11	Conformed copy of Exhibit DD to Distributor’s Contract of the Registrant;	(22)
7.12	Conformed copy of Amendment #1 to Exhibit T to Distributor’s Contract of the Registrant	(23)
7.13	Conformed copy of Exhibit EE to Distributor’s Contract of the Registrant;	(25)
7.14	Conformed copy of Amendment 1 to Exhibit BB to Distributor’s Contract of the Registrant;	(26)
8	Not Applicable
9.1	Conformed copy of Custodian Agreement of the Registrant;	(2)
9.2	Conformed copy of Custodian Fee Schedule;	(6)
9.3	Addendum to Custodian Fee Schedule;	(6)
9.4	Conformed copy of Domestic Custodian Fee Schedule;	(7)
9.5	Conformed copy of Global Custodian Fee Schedule;	(7)
9.6	Addendum to Global Custodian Fee Schedule;	(7)
9.7	Conformed copy of Amendment to Custodian contract of the Registrant dated February 3, 2006	(20)
9.8	Conformed copy of Amendment to Custodian contract of the Registrant dated July 3, 2007;	(22)
10.1	Conformed copy of Rule 12b-1 Distribution Plan through and including Exhibit R;	(3)
10.2	Conformed copy of Exhibit S, Exhibit T, and Exhibit U to the Rule 12b-1 Distribution Plan of the Registrant;	(4)
10.3	Conformed copy of Exhibit V, Exhibit W, and Exhibit Z to the Rule 12b-1 Distribution Plan of the Registrant;	(5)
10.4	Conformed copy of Exhibit Y and Exhibit Z to the 12b-1 Distribution Plan of the Registrant;	(8)
10.5	Conformed copy of Exhibit AA and Exhibit BB to the 12b-1 Distribution Plan of the Registrant;	(9)
10.6	Copy of Schedule A to the Distribution Plan (Class B Shares) of the Registrant;	(11)
10.7	Conformed copy of Exhibit A and B to the 12b-1 Distribution Plan of the Registrant;	(17)
10.8	Conformed copy of Exhibit C to the 12b-1 Distribution Plan of the Registrant;	(23)
10.9	Conformed copy of Exhibit D to the 12b-1 Distribution Plan of the Registrant;	(26)
11	Conformed copy of Opinion and Consent of Counsel as to Legality of Shares Being Registered;	(27)
12	Opinion regarding tax consequences of Reorganization;	(*)
13.1	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Procurement;	(9)
13.2	Conformed copy of Principal Shareholder Servicer’s Agreement (Class B Shares);	(9)
13.3	Conformed copy of Shareholder Services Agreement (Class B Shares);	(9)

13.4	The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.5	The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.6	The responses and exhibits described in Item 23(e)(viii) are hereby incorporated by reference;
13.7	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 22(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843);
13.8	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item 22(h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843);
13.9	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 22(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
13.10	The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Stock Trust Registration Statement on Form N-1A, filed with the Commission on December 29, 2005. (File Nos. 2-75756 and 811-3385);
13.11	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);
13.12	Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2007;	(21)
13.13	Conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 5/29/07;	(22)
13.14	Conformed copy of the Agreement for Administrative Services, with Exhibit 1;	(22)
13.15	Conformed copy of the Amendment to Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company, with attached Schedule A, as revised March 1, 2008	(25)
14.1	Conformed copy of Consent of KPMG LLP (Independent Registered Public Accounting Firm of Tributary Funds, Inc.);	(27)
14.2	Conformed copy of Consent of Ernst & Young LLP (Independent Registered Public Accounting Firm of Registrant);	(27)

15	Not Applicable;
16.1	Conformed copies of Powers of Attorney of the Registrant;	(27)
16.2	Conformed copy of Certification of Resolutions adopted by the Board of Trustees;	(27)
17.1	Form of Proxy	(27)
17.2	Tributary Funds’ Prospectus dated August 1, 2010, as supplemented to date	(27)
17.3	Federated International Leaders Fund’s Institutional Shares Prospectus dated January 31, 2011	(27)
17.4	Tributary Funds’ Statement of Additional Information dated August 1, 2010, as supplemented to date	(27)
17.5	Federated International Leaders Fund’s Statement of Additional Information dated January 31, 2011, as supplemented to date	(27)
17.6	Tributary Funds’ Annual Report dated March 31, 2011	(27)
17.7	Federated International Leaders Fund’s Institutional Shares Annual Report dated November 30, 2010	(27)

UNLESS OTHERWISE INDICATED, ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-52149 and 811-7141)

1.	Initial Registration Statement filed February 4, 1994.
2.	PEA No. 1 filed on July 25, 1994
3.	PEA No. 6 filed on January 26, 1996
4.	PEA No. 10 filed on January 30, 1997
5.	PEA No. 11 filed on May 21, 1997
6.	PEA No. 12 filed on November 26, 1997
7.	PEA No. 13 filed on December 23, 1997
8.	PEA No. 15 filed on January 28, 1998
9.	PEA No. 16 filed on June 10, 1998
10.	PEA No. 17 filed on February 1, 1999
11.	PEA No. 18 filed on April 1, 1999
12.	PEA No. 20 filed on March 31, 2000
13.	PEA No. 21 filed on November 27, 2000
14.	PEA No. 23 filed on January 31, 2001
15.	PEA No. 24 filed on January 29, 2002
16.	PEA No. 29 filed on February 2, 2004
17.	PEA No. 30 filed on November 19, 2004
18.	PEA No. 31 filed on January 31, 2005
19.	PEA No. 32 filed on January 30, 2006
20.	PEA No. 33 filed on November 15, 2006
21.	PEA No. 36 filed on May 29, 2007
22.	PEA No. 37 filed on November 23, 2007
23.	PEA No. 39 filed on January 23, 2007
24.	PEA No. 41 filed on March 27, 2008
25.	PEA No. 42 filed on January 29, 2009
26.	PEA No. 46 filed on January 28, 2011
27.	Registration Statement of the Registrant on Form N-14 (File No. 333-174510), filed May 26, 2011
(*)	Filed herewith.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED WORLD INVESTMENT SERIES, INC., certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 8th day of August, 2011.

FEDERATED WORLD INVESTMENT SERIES, INC.

By:	/s/ TODD P. ZEREGA
Todd P. Zerega, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

	NAME	TITLE	DATE

By:	/s/ TODD P. ZEREGA Todd P. Zerega ASSISTANT SECRETARY	Attorney In Fact For the Persons Listed Below	August 8, 2011

NAME	TITLE

John F. Donahue*	Director

J. Christopher Donahue*	President and Director (Principal Executive Officer)

Richard A. Novak*	Treasurer (Principal Financial Officer)

Nicholas P. Constantakis*	Director

John F. Cunningham*	Director

Maureen Lally-Green*	Director

Peter E. Madden*	Director

Charles F. Mansfield, Jr.*	Director

R. James Nicholson*	Director

Thomas M. O’Neill*	Director

John S. Walsh*	Director

James F. Will*	Director
*	By Power of Attorney

EXHIBIT INDEX

Exhibit No.

(4)	Agreement and Plan of Reorganization dated July 22, 2011 between Federated World Investment Series, Inc. with respect to its Federated International Leaders Fund (Acquiring Fund) and Tributary Funds, Inc. with respect to its Tributary International Equity Fund (Acquired Fund).

(12)	Opinion regarding tax consequences of Reorganization.